Document and Entity Information	12 Months Ended
Jan. 28, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Sep. 30, 2011
Registrant Name	Transparent Value Trust
Central Index Key	0001465886
Amendment Flag	false
Document Creation Date	Jul. 27, 2012
Document Effective Date	Jul. 27, 2012
Prospectus Date	Jan. 28, 2012